Annual Total Returns- Vanguard Tax-Managed Capital Appreciation Fund (Retail) [BarChart] - Retail - Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.38%	16.35%	33.67%	12.52%	1.68%	12.01%	22.40%	(4.97%)	31.46%	21.07%